As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

PineBridge Mutual Funds
(Exact name of registrant as specified in charter)

70 Pine Street, 11th Floor
New York, New York, 10270
(Address of principal executive offices) (Zip code)

Robin C. Thorn
70 Pine Street, 11th Floor
New York, New York, 10270
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

PineBridge US Micro Cap Growth Fund
Schedule of Investments at February 28, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS - 88.7%
Air Transportation - 1.6%
Atlas Air Worldwide Holdings, Inc. *	16,800	757,344
Apparel Manufacturing - 1.2%
True Religion Apparel, Inc. *	23,400	574,704
Capital Goods - 1.5%
Fushi Copperweld, Inc. *	80,557	735,485
Chemical Manufacturing - 3.8%
Halozyme Therapeutics, Inc. *	66,700	364,849
Impax Laboratories, Inc. *	63,200	973,912
Orexigen Therapeutics, Inc. *	75,300	472,884
		1,811,645
Clothing & Clothing Accessories Stores - 6.0%
Finish Line, Inc.	76,700	927,303
Shoe Carnival, Inc. *	58,400	1,064,632
Wet Seal, Inc. *	230,144	922,877
		2,914,812
Computer & Electronic Product Manufacturing - 8.7%
Compellent Technologies, Inc. *	30,600	475,218
Diodes, Inc. *	35,200	690,272
Nanometrics, Inc. *	70,000	662,900
Netezza Corp. *	48,300	441,462
OSI Systems, Inc. *	37,600	1,159,584
Super Micro Computer, Inc. *	49,800	747,498
		4,176,934
Credit Intermediation & Related Activities - 4.2%
Dollar Financial Corp. *	49,500	1,110,780
EZCORP, Inc. *	45,800	903,634
		2,014,414
Educational Services - 1.3%
Archipelago Learning, Inc. *	35,054	636,931
Energy - 0.9%
Kodiak Oil & Gas Corp. *	188,600	450,754
Food Beverage & Tobacco - 2.0%
Calavo Growers, Inc.	26,600	470,554
China Marine Food Group Ltd *	77,800	488,584
		959,138
Food Services & Drinking Places - 1.8%
Rick's Cabaret International, Inc. *	57,700	891,465
Heavy & Civil Engineering Construction - 1.9%
Orion Marine Group, Inc. *	52,099	914,858
Hospitals - 2.5%
IPC The Hospitalist Co., Inc. *	35,713	1,180,672

Insurance Carriers & Related Activities - 2.5%
BioScrip, Inc. *	93,600	691,704
eHealth, Inc. *	29,500	492,650
		1,184,354
Leather & Allied Product Manufacturing - 3.4%
R.G. Barry Corp.	81,100	785,859
Steven Madden, Ltd. *	19,857	834,193
		1,620,052
Machinery Manufacturing - 4.7%
China Valves Technology, Inc. *	60,100	732,018
China Yuchai International Ltd.	25,162	370,636
SmartHeat, Inc. *	37,500	448,875
Thermadyne Holdings Corp. *	90,700	706,553
		2,258,082
Miscellaneous Manufacturing - 6.9%
Conceptus, Inc. *	38,300	751,829
Endologix, Inc. *	174,800	631,028
Mako Surgical Corp. *	49,700	657,531
Natus Medical, Inc. *	53,200	717,136
Orthofix International NV *	16,500	562,485
		3,320,009
Motor Vehicle & Parts Dealers - 2.1%
America's Car-Mart, Inc. *	37,600	994,144
Oil & Gas Extraction - 1.3%
GeoResources, Inc. *	48,700	652,580
Other Information Services - 2.7%
Global Traffic Network, Inc. *	136,657	735,215
NIC, Inc.	75,200	561,744
		1,296,959
Professional, Scientific, & Technical Services - 8.8%
China Transinfo Technology Corp. *	26,800	211,452
DG FastChannel, Inc. *	28,035	908,054
Dynamics Research Corp. *	63,400	653,020
LivePerson, Inc. *	140,100	976,497
NetScout Systems, Inc. *	50,100	730,959
Sonic Solutions *	86,400	785,376
		4,265,358
Publishing Industries (except Internet) - 5.4%
ArcSight, Inc. *	30,600	820,080
Art Technology Group, Inc. *	251,200	997,264
Smith Micro Software, Inc. *	42,558	372,808
Telecommunication Systems, Inc. *	58,400	445,008
		2,635,160
Securities, Commodity Contracts, & Other Financial Investments & Related Activities - 2.7%
China Fire & Security Group, Inc. *	35,500	499,485
Oppenheimer Holdings, Inc.	5,167	129,227
Thomas Weisel Partners Group, Inc. *	168,600	679,458
		1,308,170
Sporting Goods, Hobby, Book, & Music Stores - 1.8%
Hibbett Sports, Inc. *	38,200	878,982

Support Activities for Mining - 2.8%
Pioneer Drilling Company *	75,000	535,500
Superior Well Services, Inc. *	44,400	794,316
		1,329,816
Technology Hardware & Equipment - 2.6%
Hollysys Automation Technologies, Ltd. *	43,700	439,622
interCLICK, Inc. *	203,400	801,396
		1,241,018
Textile Product Mills - 2.1%
Joe's Jeans, Inc. *	463,700	1,006,229
Transportation Equipment Manufacturing - 1.5%
ArvinMeritor, Inc. *	63,900	745,074

TOTAL COMMON STOCKS
(Cost $37,270,426)		42,755,143

WARRANTS - 0.0%
Energy - 0.0%
GreenHunter Energy, Inc.
Expiration: August, 2011, Excercise Price: $27.500 *^a	8,140	81

TOTAL WARRANTS
(Cost $0)		81

SHORT TERM INVESTMENTS - 9.1%
SEI Daily Income Trust Treasury Fund - Class B
0.010% #	2,063,428	2,063,428
SEI Daily Income Trust Government Fund - Class B
0.040% #	2,343,274	2,343,274
		4,406,702

TOTAL SHORT TERM INVESTMENTS
(Cost $4,406,702)		4,406,702

Total Investments - 97.8%
(Cost $41,677,128)		47,161,926
Other Assets in Excess of Liabilities - 2.2%		1,077,005
TOTAL NET ASSETS - 100.0%		$48,238,931

Percentages are stated as a percent of net assets.

* Non-income producing security
# 7-Day Yield
^ Restricted Security
a Fair Valued Security

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows+:

Cost of investments		$42,171,652
Gross unrealized appreciation		6,832,496
Gross unrealized depreciation		(1,842,222)
Net unrealized appreciation		$4,990,274

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PineBridge US Small Cap Growth Fund
Schedule of Investments at February 28, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS - 99.7%
Administrative & Support Services - 1.7%
Websense, Inc. *	9,100	$195,286
Air Transportation - 1.9%
Atlas Air Worldwide Holdings, Inc. *	4,700	211,876
Ambulatory Health Care Services - 1.5%
Emergency Medical Services Corp. *	3,200	166,592
Apparel Manufacturing - 3.1%
Guess?, Inc.	5,200	212,108
True Religion Apparel, Inc. *	5,500	135,080
		347,188
Beverage & Tobacco Product Manufacturing - 1.3%
Central European Distribution Corp. *	4,481	149,441
Capital Goods - 1.6%
Fushi Copperweld, Inc. *	19,476	177,816
Chemical Manufacturing - 4.5%
AMAG Pharmaceuticals, Inc. *	3,400	129,846
Amylin Pharmaceuticals, Inc. *	3,800	71,820
Orexigen Therapeutics, Inc. *	18,000	113,040
Salix Pharmaceuticals, Inc. *	6,700	191,352
		506,058
Clothing & Clothing Accessories Stores - 5.5%
Finish Line, Inc.	17,500	211,575
Gymboree Corp. *	6,300	274,050
Wet Seal, Inc. *	33,853	135,751
		621,376
Computer & Electronic Product Manufacturing - 20.2%
Aruba Networks, Inc. *	19,600	229,908
Blue Coat Systems, Inc. *	7,100	205,758
Compellent Technologies, Inc. *	7,200	111,816
Diodes, Inc. *	8,900	174,529
Emulex Corp. *	11,700	148,590
Fossil, Inc. *	6,800	246,500
Masimo Corp. *	6,500	179,985
Natus Medical, Inc. *	8,400	113,232
Netezza Corp. *	12,200	111,508
OSI Systems, Inc. *	8,900	274,476
Sirona Dental Systems, Inc. *	5,200	186,628
Skyworks Solutions, Inc. *	11,500	175,605
Super Micro Computer, Inc. *	7,800	117,078
		2,275,613

Consumer Services - 1.3%
Melco Crown Entertainment Ltd. - ADR *	37,300	150,692
Credit Intermediation & Related Activities - 6.9%
Dollar Financial Corp. *	11,800	264,792
EZCORP, Inc. *	18,300	361,059
First Midwest Bancorp, Inc.	11,000	149,490
		775,341
Data Processing, Hosting & Related Services - 2.6%
HMS Holdings Corp. *	6,388	294,103
Educational Services - 1.5%
Archipelago Learning, Inc. *	9,580	174,069
Food Beverage & Tobacco - 1.0%
Calavo Growers, Inc.	6,200	109,678
Furniture & Related Product Manufacturing - 1.4%
Tempur-Pedic International, Inc. *	5,500	156,200
Heavy & Civil Engineering Construction - 1.9%
Orion Marine Group, Inc. *	12,240	214,934
Hospitals - 3.6%
Health Management Associates, Inc. *	17,000	123,930
IPC The Hospitalist Co., Inc. *	8,554	282,795
		406,725
Leather & Allied Product Manufacturing - 2.0%
Steven Madden, Ltd. *	5,247	220,426
Mining (except Oil & Gas) - 1.5%
China Valves Technology, Inc. *	14,300	174,174
Miscellaneous Manufacturing - 4.2%
Align Technology, Inc. *	7,200	130,320
Conceptus, Inc. *	9,000	176,670
MAKO Surgical Corp. *	12,600	166,698
		473,688
Motor Vehicle & Parts Dealers - 2.0%
America's Car Mart, Inc. *	8,600	227,384
Oil & Gas Extraction - 1.2%
GeoResources, Inc. *	10,300	138,020
Other Information Services - 3.2%
AsiaInfo Holdings, Inc. *	9,335	227,961
NIC, Inc.	17,900	133,713
		361,674
Professional, Scientific, & Technical Services - 10.7%
DG FastChannel, Inc. *	6,648	215,329
Incyte Corp. *	13,200	140,712
MedAssets, Inc. *	7,200	155,880
NetScout Systems, Inc. *	12,000	175,080
Quality Systems, Inc.	3,300	188,892
Riverbed Technology, Inc. *	5,500	149,875
Sonic Solutions *	19,700	179,073
		1,204,841

Publishing Industries (except Internet) - 5.4%
ArcSight, Inc. *	6,100	163,480
Art Technology Group, Inc. *	59,900	237,803
GSI Commerce, Inc. *	8,500	212,245
		613,528
Securities, Commodity Contracts, & Other Financial Investments & Related Activities - 0.3%
Oppenheimer Holdings, Inc.	1,237	30,937
Semiconductors & Semiconductor Equipment - 1.1%
Globe Specialty Metals, Inc. *	12,600	129,276
Sporting Goods, Hobby, Book, & Music Stores - 2.0%
Hibbett Sports, Inc. *	9,800	225,498
Support Activities for Mining - 3.0%
Key Energy Services, Inc. *	15,400	156,156
Superior Well Services, Inc. *	10,500	187,845
		344,001
Transportation Equipment Manufacturing - 1.6%
ArvinMeritor, Inc. *	15,200	177,232

TOTAL COMMON STOCKS
(Cost $9,958,389)		11,253,667

SHORT TERM INVESTMENTS - 2.6%
SEI Daily Income Trust Government Fund - Class B
0.040% #	298,909	298,909

TOTAL SHORT TERM INVESTMENTS
(Cost $298,909)		298,909

Total Investments - 102.3%
(Cost $10,257,297)		11,552,576
Liabilities in Excess of Other Assets - (2.3)%		(264,544)
TOTAL NET ASSETS - 100.0%		$11,288,032

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
* Non-income producing security.
# 7-Day Yield

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows+:

Cost of investments		$10,302,580
Gross unrealized appreciation		1,418,819
Gross unrealized depreciation		(168,823)
Net unrealized appreciation		$1,249,996

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PineBridge US Mid Cap Growth Fund
Schedule of Investments at February 28, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS - 92.8%
Amusement, Gambling, & Recreation Industries - 1.6%
Las Vegas Sands Corp. *	37,600	$625,288
Apparel Manufacturing - 2.0%
Guess?, Inc.	19,500	795,405
Building Material & Garden Equipment & Supplies Dealers - 1.7%
Fastenal Co.	15,800	701,046
Chemical Manufacturing - 3.5%
Biovail Corp.	42,600	631,758
Celanese Corp.	25,500	795,345
		1,427,103
Clothing & Clothing Accessories Stores - 2.1%
American Eagle Outfitters, Inc.	49,500	835,065
Computer & Electronic Product Manufacturing - 19.5%
Altera Corp.	40,400	986,972
Avago Technologies Ltd. *	8,430	153,005
Cree, Inc. *	10,300	698,649
Dolby Laboratories, Inc. *	20,200	1,076,054
EMC Corp. *	41,600	727,584
Fossil, Inc. *	36,700	1,330,375
JDS Uniphase Corp. *	31,400	336,922
Marvell Technology Group Ltd. *	30,900	596,988
Seagate Technology *	26,800	533,588
Silicon Laboratories, Inc. *	5,287	240,241
Sirona Dental Systems, Inc. *	18,300	656,787
Skyworks Solutions, Inc. *	34,400	525,288
		7,862,453
Credit Intermediation & Related Activities - 1.5%
First Midwest Bancorp, Inc.	43,400	589,806
Educational Services - 4.0%
Archipelago Learning, Inc. *	13,294	241,552
Devry, Inc.	21,600	1,364,040
		1,605,592
Fabricated Metal Product Manufacturing - 1.5%
Cameron International Corp. *	14,200	584,046
Food Services & Drinking Places - 1.4%
Chipotle Mexican Grill, Inc. *	5,200	544,492
Furniture & Related Product Manufacturing - 2.8%
Tempur-Pedic International, Inc. *	40,400	1,147,360
Hospitals - 2.7%
Health Management Associates, Inc. *	148,000	1,078,920
Insurance Carriers & Related Activities - 6.5%
Cigna Corp.	17,800	609,828
Genworth Financial, Inc. *	92,400	1,472,856
Lincoln National Corp.	20,700	521,226
		2,603,910

Machinery Manufacturing - 1.1%
AGCO Corp. *	13,000	445,250
Management of Companies & Enterprises - 1.6%
Huntington Bancshares, Inc.	137,500	661,375
Mining (except Oil & Gas) - 3.0%
Alpha Natural Resources, Inc. *	8,900	409,489
Cliffs Natural Resources, Inc.	14,500	817,800
		1,227,289
Miscellaneous Manufacturing - 8.2%
Coach, Inc.	29,900	1,089,556
Estee Lauder Co., Inc.	25,600	1,539,328
Intuitive Surgical, Inc. *	2,000	694,280
		3,323,164
Plastics & Rubber Products Manufacturing - 2.0%
Pactiv Corp. *	33,000	817,080
Professional, Scientific, & Technical Services - 10.9%
Celgene Corp. *	20,600	1,226,112
Cerner Corp. *	4,900	406,455
Cognizant Technology Solutions Corp. *	20,700	996,291
priceline.com, Inc. *	4,100	929,716
salesforce.com, Inc. *	12,500	849,375
		4,407,949
Publishing Industries (except Internet) - 1.1%
ANSYS, Inc. *	9,800	429,828
Rail Transportation - 1.5%
Kansas City Southern *	17,300	593,390
Securities, Commodity Contracts, & Other Financial Investments & Related Activities - 4.8%
Affiliated Managers Group, Inc. *	16,700	1,187,871
Charles Schwab Corp.	41,400	758,034
		1,945,905
Support Activities for Mining - 1.0%
Key Energy Services, Inc. *	39,600	401,544
Transportation Equipment Manufacturing - 6.8%
ArvinMeritor, Inc. *	75,400	879,164
Lennox International, Inc.	23,400	987,480
TRW Automotive Holdings Corp. *	32,600	875,962
		2,742,606

TOTAL COMMON STOCKS
(Cost $34,438,575)		37,395,866

SHORT TERM INVESTMENTS - 3.8%
SEI Daily Income Trust Government Fund - Class B
0.040%, #	1,550,037	1,550,037

TOTAL SHORT TERM INVESTMENTS
(Cost $1,550,037)		1,550,037

Total Investments - 96.6%
(Cost $35,988,612)		38,945,903
Other Assets in Excess of Liabilities - 3.4%		1,361,751
TOTAL NET ASSETS - 100.0%		$40,307,654

Percentages are stated as a percent of net assets.

* Non-income producing security
# 7-Day Yield

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows+:

Cost of investments	$37,301,105
Gross unrealized appreciation	3,315,101
Gross unrealized depreciation	(1,670,303)
Net unrealized appreciation	$1,644,798

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PineBridge US Focus Equity Fund
Schedule of Investments at February 28, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS - 98.6%
Ambulatory Health Care Services - 4.3%
Laboratory Corp. of America Holdings *	22,600	$1,656,806
Beverage & Tobacco Product Manufacturing - 8.8%
PepsiCo, Inc.	53,900	3,367,133
Chemical Manufacturing - 7.1%
Amgen, Inc. *	19,809	1,121,387
Dow Chemical Co.	56,900	1,610,839
		2,732,226
Computer & Electronic Product Manufacturing - 12.2%
Apple Computer, Inc. *	7,700	1,575,574
Hewlett-Packard Co.	41,400	2,102,706
Seagate Technology *	50,400	1,003,464
		4,681,744
Couriers & Messengers - 8.2%
United Parcel Service, Inc.	53,600	3,148,464
Credit Intermediation & Related Activities - 4.2%
Wells Fargo & Co.	59,500	1,626,730

Electrical Equipment, Appliance, & Component Manufacturing - 4.4%
Whirlpool Corp.	20,300	1,708,448
Electronics & Appliance Stores - 3.9%
RadioShack Corp.	76,900	1,504,164
General Merchandise Stores - 4.2%
O'Reilly Automotive, Inc. *	41,200	1,619,160
Health & Personal Care Stores - 4.6%
Express Scripts, Inc. *	18,400	1,766,584

Machinery Manufacturing - 8.3%
Deere & Co.	29,500	1,690,350
Lam Research Corp. *	44,700	1,515,777
		3,206,127
Management of Companies & Enterprises - 7.7%
AES Corp. *	119,600	1,398,124
Goldman Sachs Group, Inc.	10,000	1,563,500
		2,961,624
Miscellaneous Manufacturing - 4.1%
Baxter International, Inc.	28,000	1,594,040
Oil & Gas Extraction - 4.1%
Occidental Petroleum Corp.	19,700	1,573,045
Petroleum & Coal Products Manufacturing - 3.9%
Chevron Corp.	20,644	1,492,561
Securities, Commodity Contracts, & Other Financial Investments & Related Activities - 6.1%
Franklin Resources, Inc.	15,500	1,576,660
Janus Capital Group, Inc.	60,700	758,750
		2,335,410
Support Activities for Mining - 2.5%
Transocean Ltd. *	12,097	965,583

TOTAL COMMON STOCKS
(Cost $36,893,816)		37,939,849

EXCHANGE TRADED FUNDS - 1.0%
SPDR S&P 500 ETF	3,464	383,673

TOTAL EXCHANGE TRADED FUNDS
(Cost $378,651)		383,673

SHORT TERM INVESTMENTS - 0.3%
SEI Daily Income Trust Government Fund - Class B
0.040%, #	108,424	108,424

TOTAL SHORT TERM INVESTMENTS
(Cost $108,424)		108,424

Total Investments - 99.9%
(Cost $37,380,891)		38,431,946
Other Assets in Excess of Liabilities - 0.1%		46,459
TOTAL NET ASSETS - 100.0%		$38,478,405

Percentages are stated as a percent of net assets.

* Non-income producing security.
# 7-Day Yield

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows+:

Cost of investments	$37,470,438
Gross unrealized appreciation	1,557,587
Gross unrealized depreciation	(596,079)
Net unrealized appreciation	$961,508

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Significant Accounting Policies

Security Valuation.  Each Fund's securities, except short-term investments with remaining maturities of 60 days of less, use the last quoted  trading price or official closing price as market value.  For non-Nasdaq listed securities, the Funds use the price quoted by the exchange on which security is primarily traded.  For Nasdaq equity securities, the Funds use the Nasdaq official closing price.  Unlisted securities and listed securities, which have not been traded on the valuation date, are valued at the average between the last price asked and the last price bid.  In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds.  Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.  The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

The Funds have adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require each fund to classify its securities based on valuation method, using the following levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable in

The following table summarizes the Funds' investments as of February 28, 2010.

Valuation Inputs	PineBridge US Micro Cap Growth Fund	PineBridge US Small Cap Growth Fund	PineBridge US Mid Cap Growth Fund	PineBridge US Focus Equity Fund

Level 1
Common Stocks	$42,755,143	$11,253,667	$37,395,866	$37,939,849
Investment Companies	-	-	-	383,673
Short Term Investments	4,406,702	298,909	1,550,037	108,424
Total Level 1	47,161,845	11,552,576	38,945,903	38,431,946

Level 2
Warrants	81	-	-	-

Level 3	-	-	-	-
Total	$47,161,926	$11,552,576	$38,945,903	$38,431,946

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PineBridge Mutual Funds

By (Signature and Title) /s/ Robin C. Thorn
                                                           Robin C. Thorn, President

Date   April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                           /s/ Joseph Altobelli
                      Joseph Altobelli, Chief Financial Officer & Treasurer

Date   April 26, 2010

* Print the name and title of each signing officer under his or her signature.